SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2017
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
19. SUPPLEMENTAL CASH FLOW INFORMATION Supplemental information related to the Consolidated Statements of Cash Flows is as follows:
	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Cash paid during the year:
Interest	¥1,422	¥1,408	¥1,080
Income taxes	44,172	31,134	33,554
Non-cash investing and financing activities:
Accounts payable for purchases of held-to-maturity securities	¥—	¥6,000	¥—
Accounts payable for purchases of property, plant and equipment	10,393	15,532	14,671
Accounts payable for purchases of intangible assets	1,040	1,458	5,445
Acquisition of noncontrolling interests by share exchange	—	—	4,217
Obtaining assets by entering into capital lease	419	692	851
Acquisitions of businesses:
Fair value of assets acquired	¥4,230	¥46,977	¥28,691
Fair value of liabilities assumed	(2,235)	(17,477)	(7,507)
Noncontrolling interests	(23)	(5,140)	—
Cash acquired	(129)	(2,410)	(1,569)

Subtotal	1,843	21,950	19,615

Additional payment for an acquisition of business in the previous year	—	726	58

Total	¥1,843	¥22,676	¥19,673